LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details 3) - Total Impaired Portfolio [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total	$ 1,803,173	$ 1,615,441
SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	1,030,533	912,275
UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	772,640	703,166
Commercial loans [Member]
Disclosure of financial assets [line items]
Total	1,013,503	929,169
Commercial loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	582,557	519,821
Commercial loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	430,946	409,348
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	462,544	397,688
Mortgage Loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	413,716	357,320
Mortgage Loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	48,828	40,368
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	327,126	288,584
Consumer Loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	34,260	35,134
Consumer Loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	$ 292,866	$ 253,450